Components of Acquired Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Intangible Assets [Line Items]
Amortizable intangible assets, Gross Carrying Amount	$ 197,122	$ 197,122	$ 24,529
Indefinite-lived trademarks	89,676	89,676	4,400
Total acquired intangible assets, Gross Carrying Amount	286,798	286,798	28,929
Amortizable intangible assets, Accumulated Amortization	(25,408)	(18,357)	(11,462)
Amortizable intangible assets, Net Carrying Value	171,714	178,765	13,067
Indefinite-lived trademarks	89,676	89,676	4,400
Total acquired intangible assets, Net Carrying Value	261,390 [1]	268,441	17,467
Developed technology
Intangible Assets [Line Items]
Useful life	3 years	3 years
Amortizable intangible assets, Gross Carrying Amount	5,143	5,143
Amortizable intangible assets, Accumulated Amortization	(1,534)	(677)
Amortizable intangible assets, Net Carrying Value	3,609	4,466
Customer Relationships
Intangible Assets [Line Items]
Useful life		16 years 4 months 24 days
Amortizable intangible assets, Gross Carrying Amount	191,979	191,979	24,529
Amortizable intangible assets, Accumulated Amortization	(23,874)	(17,680)	(11,462)
Amortizable intangible assets, Net Carrying Value	$ 168,105	$ 174,299	$ 13,067
Customer Relationships | Minimum
Intangible Assets [Line Items]
Useful life	1 year	1 year	1 year
Customer Relationships | Maximum
Intangible Assets [Line Items]
Useful life	16 years 4 months 24 days	16 years 4 months 24 days	15 years
Trademarks
Intangible Assets [Line Items]
Indefinite-lived trademarks	Indefinite	Indefinite	Indefinite

[1]	Unaudited